Long-term and Short-term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term and Short-term Debt
12. Long-term and Short-term Debt
Long-term and short-term debt outstanding was as follows:

	Interest Rates (1)		Maturity	December 31,
	Range	Weighted Average		2014	2013
				(In millions)
Senior notes	1.76% - 7.72%	5.23%	2015 - 2044	$15,317	$15,938
Surplus notes	7.63% - 7.88%	7.83%	2015 - 2025	701	701
Other notes	1.34% - 8.00%	4.41%	2015 - 2030	110	531
Capital lease obligations				7	28
Total long-term debt (2)				16,135	17,198
Total short-term debt				100	175
Total				$16,235	$17,373
______________

(1)	Range of interest rates and weighted average interest rates are for the year ended December 31, 2014.

(2)	Excludes $151 million and $1.5 billion of long-term debt relating to CSEs — FVO at December 31, 2014 and 2013, respectively. See Note 8.
The aggregate maturities of long-term debt at December 31, 2014 for the next five years and thereafter are $1.2 billion in 2015, $1.3 billion in 2016, $1.0 billion in 2017, $1.0 billion in 2018, $1.0 billion in 2019 and $10.6 billion thereafter.
Capital lease obligations are collateralized and rank highest in priority, followed by unsecured senior debt which consists of senior notes and other notes, followed by subordinated debt which consists of junior subordinated debt securities (see Note 14). Payments of interest and principal on the Company’s surplus notes, which are subordinate to all other obligations at the operating company level and are senior to obligations at MetLife, Inc., may be made only with the prior approval of the insurance department of the state of domicile. Collateral financing arrangements (see Note 13) are supported by either surplus notes of subsidiaries or financing arrangements with MetLife, Inc. and, accordingly, have priority consistent with other such obligations.
Certain of the Company’s debt instruments and committed facilities, as well as its credit facility, contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all such covenants at December 31, 2014.
Senior Notes — Senior Debt Securities Underlying Common Equity Units
In November 2010, in connection with the financing of the acquisition of American Life Insurance Company (“American Life”) and Delaware American Life Insurance Company (“DelAm”), (collectively “ALICO”), MetLife, Inc. issued to ALICO Holdings LLC (now AM Holdings LLC (“AM Holdings”)) $3.0 billion (estimated fair value of $3.0 billion) of three series of debt securities (the “Series C Debt Securities,” the “Series D Debt Securities,” and the “Series E Debt Securities,” collectively, the “Debt Securities”), which constituted a part of the common equity units more fully described in Note 15.
In October 2014, September 2013 and October 2012, MetLife, Inc. closed the successful remarketing of senior debt securities underlying the common equity units. The Series E Debt Securities were remarketed in September and October 2014 as 1.903% Series E senior debt securities Tranche 1 due December 2017 and 4.721% Series E senior debt securities Tranche 2 due December 2044. The Series D Debt Securities were remarketed in September 2013 as 4.368% senior debt securities due September 2023. The Series C Debt Securities were remarketed in October 2012 as 1.756% Series C senior debt securities Tranche 1 due December 2017 and 3.048% Series C senior debt securities Tranche 2 due December 2022. MetLife, Inc. did not receive any proceeds from the remarketings.
Senior Notes — Other Issuances and Repayment
In May 2014, MetLife, Inc. redeemed $200 million aggregate principal amount of its 5.875% senior notes due November 2033 at par.
In April 2014, MetLife, Inc. issued $1.0 billion of senior notes due April 2024 which bear interest at a fixed rate of 3.60%, payable semi-annually. In connection with the issuance, MetLife, Inc. incurred $5 million of related costs which have been capitalized and included in other assets. These costs are being amortized over the term of the senior notes.
In November 2013, MetLife, Inc. issued $1.0 billion of senior notes due in November 2043. The senior notes bear interest at a fixed rate of 4.875%, payable semi-annually. In connection with the issuance, MetLife, Inc. incurred $10 million of costs which have been capitalized and included in other assets. These costs are being amortized over the term of the senior notes.
In August 2012, MetLife, Inc. issued $750 million of senior notes due in August 2042. The senior notes bear interest at a fixed rate of 4.125%, payable semi-annually. In connection with the issuance, MetLife, Inc. incurred $7 million of related costs which have been capitalized and included in other assets. These costs are being amortized over the term of the senior notes.
Advances from the Federal Home Loan Bank of New York
MetLife Bank was a member of the FHLB of NY and, in connection with such membership, entered into advances agreements with the FHLB of NY under which MetLife Bank received cash advances. In January 2012, MetLife Bank discontinued taking advances from the FHLB of NY. In April 2012, MetLife Bank transferred cash to MLIC related to $3.8 billion of outstanding advances which had been included in long-term debt, and MLIC assumed the associated obligations under terms similar to those of the transferred advances by issuing funding agreements for which the liability was included in PABs. During the year ended December 31, 2012, MetLife Bank made repayments totaling $374 million related to long-term borrowings under the advances agreements. There was no long-term debt or short-term debt liability for advances at December 31, 2014 or 2013.
Short-term Debt
Short-term debt with maturities of one year or less was as follows:

	December 31,
	2014	2013
	(In millions)
Commercial paper	$100	$175
Average daily balance	$109	$103
Average days outstanding	69 days	55 days

During the years ended December 31, 2014, 2013 and 2012, the weighted average interest rate on short-term debt was 0.10%, 0.12% and 0.17%, respectively.
Interest Expense
Interest expense related to long-term and short-term debt included in other expenses was $874 million, $854 million and $871 million for the years ended December 31, 2014, 2013 and 2012, respectively. Such amounts do not include interest expense on long-term debt related to CSEs — FVO, collateral financing arrangements, junior subordinated debt securities, or common equity units. See Notes 8, 13 and 14.
Credit and Committed Facilities
At December 31, 2014, the Company maintained a $4.0 billion unsecured credit facility and certain committed facilities aggregating $12.2 billion. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.
Credit Facilities
Unsecured credit facilities are used for general corporate purposes, to support the borrowers’ commercial paper programs and for the issuance of letters of credit. Total fees expensed associated with these credit facilities were $12 million, $24 million and $30 million for the years ended December 31, 2014, 2013 and 2012, respectively, and was included in other expenses. Information on the credit facility at December 31, 2014 was as follows:

Borrower(s)	Expiration	Maximum Capacity	Letters of Credit Issued	Drawdowns	Unused Commitments
		(In millions)
MetLife, Inc. and MetLife Funding, Inc.	May 2019	$4,000	$684	$—	$3,316
In May 2014, MetLife, Inc. and MetLife Funding, Inc. entered into a $4.0 billion five-year unsecured credit agreement, which amended and restated both the five-year $3.0 billion and the five-year $1.0 billion unsecured credit agreements in their entireties into a single agreement (the “2014 Five-Year Credit Agreement”). The credit facility made available by the 2014 Five-Year Credit Agreement may be used for general corporate purposes (including in the case of loans, to back up commercial paper and, in the case of letters of credit, to support variable annuity policy and reinsurance reserve requirements). All borrowings under the 2014 Five-Year Credit Agreement must be repaid by May 30, 2019, except that letters of credit outstanding on that date may remain outstanding until no later than May 30, 2020. MetLife, Inc. incurred costs of $6 million related to the 2014 Five-Year Credit Agreement, which were capitalized and included in other assets. These costs are being amortized over the remaining term of the 2014 Five-Year Credit Agreement.
Committed Facilities
The committed facilities are used for collateral for certain of the Company’s affiliated reinsurance liabilities. Total fees expensed associated with these committed facilities were $95 million, $103 million and $96 million for the years ended December 31, 2014, 2013 and 2012, respectively, and are included in other expenses. Information on these committed facilities at December 31, 2014 was as follows:

Account Party/Borrower(s)	Expiration	Maximum Capacity	Letters of Credit Issued	Drawdowns	Unused Commitments
		(In millions)
MetLife, Inc. and Missouri Reinsurance, Inc.	June 2016 (1)	$490	$490	$—	$—
MetLife, Inc.	June 2018 (2)	520	470	—	50
MetLife Reinsurance Company of Vermont and MetLife, Inc.	December 2024 (3),(4)	575	350	—	225
MetLife Reinsurance Company of South Carolina and MetLife, Inc.	June 2037 (5)	3,500	—	2,797	703
MetLife Reinsurance Company of Vermont and MetLife, Inc.	December 2037 (3), (6)	2,896	2,049	—	847
MetLife Reinsurance Company of Vermont and MetLife, Inc.	September 2038 (7)	4,250	3,207	—	1,043
Total		$12,231	$6,566	$2,797	$2,868
______________

(1)	Commencing in December 2015 and extending through March 2016, the capacity will grade down from $490 million to $200 million.

(2)	Commencing in March 2015 and extending through June 2018, the capacity will grade down from $520 million to $200 million.

(3)	MetLife, Inc. is a guarantor under this agreement.

(4)	Commencing in December 2022 and extending through December 2024, the capacity will grade down from $575 million to $515 million.

(5)	The drawdown on this facility is associated with a collateral financing arrangement described more fully in Note 13.

(6)
Capacity at December 31, 2014 was $2.2 billion. Capacity grades up to a maximum capacity of $2.9 billion in 2024. Commencing in January 2025 and extending through December 2037, the capacity will grade down from $2.9 billion to $2.0 billion. Unused commitment of $847 million is based on maximum capacity.

(7)
Commencing in April 2028 and extending through September 2038, the capacity will grade down from $4.3 billion to $3.1 billion. MetLife, Inc. is a guarantor of certain letters of credit issued as of December 31, 2014 under this agreement.